UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 18,200	$ 16,064	$ 45,232	$ 45,027	$ 64,211	$ 38,242
Cost of revenue	4,232	3,474	10,165	9,545	13,485	9,052
Gross profit	13,968	12,590	35,067	35,482	50,726	29,190
Operating expenses:
Sales and marketing	13,989	15,686	36,127	35,464	50,405	27,144
Research and development	7,191	5,069	21,623	11,234	16,966	5,729
General and administrative	18,942	3,820	30,657	10,646	15,365	8,818
Total operating expenses:	40,122	24,575	88,407	57,344	82,736	41,691
Loss from operations	(26,154)	(11,985)	(53,340)	(21,862)	(32,010)	(12,501)
Other (expense) income:
Interest expense, net	(2,586)	(1,139)	(7,331)	(2,666)	(4,426)	(3,668)
Changes in fair value of warrants	3,868	67	2,189	101	(820)	(203)
Changes in fair value of debt	(6,008)		(3,751)
Changes in fair value of Revenue Interest Financing and PIPE Conversion Option	(2,040)		(2,040)
Changes in fair value of earn-out liabilities	24,330		24,330
Termination of convertible note side letters	(9,466)		(17,598)
Loss on extinguishment of debt	(3,929)		(3,929)		0	2,768
Changes in fair value of derivative liability					(19)	(37)
Gain on Paycheck Protection Program loan forgiveness					0	2,032
Loss on term loan extinguishment					0	(425)
Other (expense) income, net	389	(420)	133	(874)	(1,146)	(555)
Total other (expense) income:	4,558	(1,492)	(7,997)	(3,439)	(5,591)	115
Loss before income taxes	(21,596)	(13,477)	(61,337)	(25,301)	(37,601)	(12,386)
Provision for income taxes	(34)	(95)	(90)	(95)	(143)	0
Net loss and comprehensive loss	(21,630)	(13,572)	(61,427)	(25,396)	(37,744)	(12,386)
Cumulative undeclared preferred dividends	(255)	(733)	(1,697)	(2,175)	(2,907)	(1,240)
Net loss attributable to common shareholders	$ (21,885)	$ (14,305)	$ (63,124)	$ (27,571)	$ (40,651)	$ (13,626)
Net loss per share - Basic	$ (0.54)	$ (0.53)	$ (2)	$ (1.03)	$ (1.51)	$ (0.59)
Net loss per share - diluted	$ (0.54)	$ (0.53)	$ (2)	$ (1.03)	$ (1.51)	$ (0.59)
Weighted-average shares outstanding - Basic	40,335,457	26,930,318	31,558,538	26,888,896	26,918,484	23,135,975
Weighted-average shares outstanding - diluted	40,335,457	26,930,318	31,558,538	26,888,896	26,918,484	23,135,975